UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: ___
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Weiss Asset Management LP
Address: 222 Berkeley Street, 16th Floor,
         Boston, MA 02116

Form 13F File Number: 028-12911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Georgiy Nikitin
Title: Chief Compliance Officer of Weiss Asset Management LP
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

    /s/ Georgiy Nikitin            Boston, MA           February 14, 2013
----------------------------- --------------------- -------------------------
     [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



   FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total:   31

Form 13F Information Table Value Total: $ 183,545
                                       (thousands)

List of Other Included Managers:

No.:   Form 13F File Number:    Name:
1   028-12279      Andrew Weiss
2   028-12910      BIP GP LLC


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                                                         FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN 2          COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8
                                                          VALUE     SHR OR    SH/ PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT   PRN CALL   DISCRETION   MANAGERS   SOLE    SHARED NONE
---------------------------   --------------    ---------  ------- ---------- ---       ------------   ------  --------- ------ ----
BRIGUS GOLD CORP              COM               109490102    7,700  8,214,500  SH      SHARED-DEFINED    1,2   8,214,500
CORNERSTONE STRATEGIC VALUE   COM NEW           21924B203      815    135,897  SH      SHARED-DEFINED    1,2     135,897
CORNERSTONE TOTAL RTRN FD IN  COM NEW           21924U201    1,039    194,184  SH      SHARED-DEFINED    1,2     194,184
CREDIT SUISSE NASSAU BRH      VIX SHT TRM FT    22542D761    4,151    444,441  SH      SHARED-DEFINED    1,2     444,441
DENISON MINES CORP            COM               248356107      496    400,000  SH      SHARED-DEFINED    1,2     400,000
DIAMOND HILL FINL TRNDS FD I  COM               25264C101      236     20,655  SH      SHARED-DEFINED    1,2      20,655
GEO GROUP INC                 COM               36159R103    9,768    346,377  SH      SHARED-DEFINED    1,2     346,377
GABELLI UTIL TR               COM               36240A101      110     17,909  SH      SHARED-DEFINED    1,2      17,909
GENERAL MTRS CO               *W EXP 07/10/201  37045V118    1,621     83,125  SH      SHARED-DEFINED    1,2      83,125
GREATER CHINA FD INC          COM               39167B102    8,585    667,588  SH      SHARED-DEFINED    1,2     667,588
HEELYS INC                    COM               42279M107    3,133  1,404,824  SH      SHARED-DEFINED    1,2   1,404,824
INTERNATIONAL TOWER HILL MIN  COM               46050R102    4,233  1,926,411  SH      SHARED-DEFINED    1,2   1,926,411
JPMORGAN CHASE & CO           ALERIAN ML ETN    46625H365      519     13,501  SH      SHARED-DEFINED    1,2      13,501
KT CORP                       SPONSORED ADR     48268K101   11,577    691,600  SH      SHARED-DEFINED    1,2     691,600
MYREXIS INC                   COM               62856H107    3,431  1,212,289  SH      SHARED-DEFINED    1,2   1,212,289
NATIONAL FINL PARTNERS CORP   NOTE 4.000% 6/1   63607PAC3    2,532  1,744,000 PRN      SHARED-DEFINED    1,2         N/A
NORTH AMERN PALLADIUM LTD     COM               656912102      844    625,000  SH      SHARED-DEFINED    1,2     625,000
PRETIUM RES INC               COM               74139C102    1,834    138,800  SH      SHARED-DEFINED    1,2     138,800
RICHMONT MINES INC            COM               76547T106    6,027  2,000,000  SH      SHARED-DEFINED    1,2   2,000,000
SEABRIDGE GOLD INC            COM               811916105   36,489  2,022,491  SH      SHARED-DEFINED    1,2   2,022,491
SPROTT PHYSICAL GOLD TRUST    UNIT              85207H104   11,155    784,931  SH      SHARED-DEFINED    1,2     784,931
SPROTT PHYSICAL SILVER TR     TR UNIT           85207K107   22,798  1,893,018  SH      SHARED-DEFINED    1,2   1,893,018
SYCAMORE NETWORKS INC         COM NEW           871206405    1,500    669,601  SH      SHARED-DEFINED    1,2     669,601
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR     874039100   30,343  1,768,211  SH      SHARED-DEFINED    1,2   1,768,211
TELLABS INC                   COM               879664100    4,347  1,906,500  SH      SHARED-DEFINED    1,2   1,906,500
UNITED MICROELECTRONICS CORP  SPON ADR NEW      910873405      727    365,480  SH      SHARED-DEFINED    1,2     365,480
BGS ACQUISITION CORP          SH                G1082J100    2,321    238,100  SH      SHARED-DEFINED    1,2     238,100
CHINA GROWTH EQUITY INV LTD   SHS               G2114K107    1,505    150,000  SH      SHARED-DEFINED    1,2     150,000
INFINITY CROSS BORDER ACQUIS  SHS               G4772R101    2,528    320,000  SH      SHARED-DEFINED    1,2     320,000
INFINITY CROSS BORDER ACQUIS  *W EXP 07/26/201  G4772R119      189    320,000  SH      SHARED-DEFINED    1,2     320,000
PRIME ACQUISITION CORP        SHS               G72436101      992    100,000  SH      SHARED-DEFINED    1,2     100,000
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